Note 13 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31,
	2022	2021
NET SALES:
Coil	$230,438,149	$95,264,555
Tubular	54,796,603	30,837,978
TOTAL NET SALES	$285,234,752	$126,102,533
OPERATING PROFIT:
Coil	$31,790,710	$16,466,713
Tubular	2,423,655	2,923,399
TOTAL OPERATING PROFIT	34,214,365	19,390,112
General corporate expenses	(5,694,453)	(3,640,098)
Interest expense	(255,320)	(24,619)
Other income (loss), net	(9,934,034)	(503,422)
TOTAL EARNINGS BEFORE INCOME TAXES	$18,330,558	$15,221,973
IDENTIFIABLE ASSETS:
Coil	$115,232,245	$56,670,109
Tubular	24,016,816	17,883,612
	139,249,061	74,553,721
General corporate assets	20,026,009	20,455,088
TOTAL ASSETS	$159,275,070	$95,008,809
DEPRECIATION:
Coil	$974,119	$653,708
Tubular	330,652	346,135
Corporate and other	15,663	13,074
	$1,320,434	$1,012,917
CAPITAL EXPENDITURES:
Coil	$8,005,370	$4,505,589
Tubular	20,709	78,061
Corporate and other	38,520	25,967
	$8,064,599	$4,609,617